Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Intangible assets	£ 115,343	£ 118,787
Property, plant and equipment	5,060	5,518
Investments in associates and joint ventures	1,796	1,860
Retirement benefit assets	714	430
Deferred tax assets	534	424
Trade and other receivables	242	248
Investments held at fair value	22	12
Derivative financial instruments	367	452
Total non-current assets	124,078	127,731
Inventories	5,998	6,094
Income tax receivable	79	122
Trade and other receivables	3,721	4,093
Investments held at fair value	242	123
Derivative financial instruments	430	313
Cash and cash equivalents	3,139	2,526
Total current assets other than non-current assets classified as held for sale	13,609	13,271
Assets classified as held-for-sale	3	3
Total current assets	13,612	13,274
Total assets	137,690	141,005
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,618	26,609
Other reserves	(6,600)	(3,555)
Retained earnings	42,041	40,234
Owners of the parent	62,673	63,902
Non-controlling interests	282	258
Total equity	62,955	64,160
Liabilities
Borrowings	39,927	37,804
Retirement benefit liabilities	1,524	1,459
Deferred tax liabilities	16,314	17,050
Other provisions for liabilities	387	388
Trade and other payables	1,064	1,034
Derivative financial instruments	41	287
Total non-current liabilities	59,257	58,022
Borrowings	4,041	7,562
Income tax payable	868	683
Other provisions for liabilities	598	670
Trade and other payables	9,693	9,727
Derivative financial instruments	278	181
Total current liabilities	15,478	18,823
Total equity and liabilities	£ 137,690	£ 141,005